MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure Of Material Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful lives of property, plant and equipment	The following useful lives are applied:

Buildings	5-25 years
Growing and processing equipment	2-10 years
Computer equipment	3-5 years
Vehicles	5 years
Furniture and fixtures	10 years
Leasehold improvements	5-20 years
Right-of-use assets	term of lease

Disclosure of detailed information about estimated useful lives of intangible assets	Other intangible assets with a definite useful life are amortized over the estimated useful lives which are as follows:

License agreements	1-5 years
Brands	5-15 years
Non-compete agreements	5 years
Customer relationship	5 years